ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jan. 09, 2017	Nov. 24, 2016
Common stock, shares outstanding		14,230,658
Dongguan Jiasheng [Member] | Dongguan Dogness [Member]
Ownership interest percentage				100.00%
HK Dogness [Member]
Ownership interest percentage				100.00%
Dogness [Member]
Ownership interest percentage			100.00%
Dogness Intelligence Technology Co., Ltd. [Member]
Ownership interest percentage			100.00%
Transferred Entities [Member] | Mr Silong Chen [Member]
Ownership percentage			100.00%
Common Class B [Member]
Common stock, shares outstanding	9,069,000	9,069,000
Ms. Yunhao Chen [Member]
Entity incorporation, state country name	British Virgin Islands
Entity incorporation, date of incorporation	Jul. 11, 2016